Note 6 - Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about finance income (cost) [text block]
	Year ended December 31,
	2021	2022	2023
Finance income:
Interest income on receivables from sales of investments (Note 12)	$-	$3,675	$1,556
Other interest income	35	1,675	2,989
Gain on settlement of receivable from sale of investment (Note 11)	-	-	1,084
Net gain on investment portfolio (Note 16)	-	15,946	3,243
Other finance income	88	157	5
Total finance income	123	21,454	8,876
Finance expenses:
Interest expense	(316)	(282)	(369)
Net loss on investment portfolio (Note 16)	(4,944)	-	-
Fair value loss on receivable from sale of investment (Note 12)	-	(37,923)	-
Other finance costs	(1,652)	(1,524)	(276)
Total finance expenses	(6,912)	(39,729)	(644)
Foreign exchange gain (loss):
Unrealized foreign exchange gain (loss)	(494)	(1,512)	(1,901)
Realized foreign exchange gain (loss)	(1,320)	355	938
Total foreign exchange gain (loss)	(1,814)	(1,157)	(963)
Net finance income (expense)	$(8,603)	$(19,432)	$7,269